Document and Entity Information	Apr. 17, 2021
Cover [Abstract]
Entity Registrant Name	SHOTSPOTTER, INC
Amendment Flag	false
Entity Central Index Key	0001351636
Document Type	8-K
Document Period End Date	Apr. 17, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38107
Entity Tax Identification Number	47-0949915
Entity Address, Address Line One	7979 Gateway Blvd.
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	794-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.005 per share
Trading Symbol	SSTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true